Investment in Non-Marketable Securities - Schedule of Investment in Non Marketable Securities (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Apr. 03, 2019	Dec. 31, 2018
Investment in non-marketable securities	$ 1,500	$ 732,137	$ 726,119
Phoenix Plus Corporation [Member]
Cost of investment	1,500	1,500	1,500	$ 1,500	1,500
Investment in non-marketable securities	$ 1,500	732,137
Directors of Unreserved Investments [Member]
Cost of investment			832,335		832,335
Less: share of result of investee company			(124,225)		(98,140)
Add: gain on deemed disposal of shares in investee company			16,509
Investment in investee company			724,619		734,195
Reclassify to investment in non-marketable securities			(724,619)
Investment in investee company
Investment in non-marketable securities		$ 730,637	$ 724,619